Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Underwriting discounts, commissions and offering expenses	$ 785,167	$ 1,800,000